SCHEDULE OF INVESTMENTS
Thornburg Global Opportunities Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 97.9%
	Automobiles & Components — 3.1%
	Automobiles — 3.1%
	Mercedes-Benz Group AG	400,248	$ 32,175,428
			32,175,428
	Banks — 12.4%
	Banks — 12.4%
	Bank of Ireland Group plc	4,681,887	44,641,365
	BNP Paribas SA	734,002	46,230,443
	Citigroup, Inc.	819,908	37,748,564
			128,620,372
	Capital Goods — 4.5%
	Aerospace & Defense — 0.8%
	L3Harris Technologies, Inc.	43,120	8,441,603
	Electrical Equipment — 2.2%
[a]	Vestas Wind Systems AS	845,636	22,488,328
	Machinery — 1.5%
	Techtronic Industries Co. Ltd.	1,424,254	15,476,675
			46,406,606
	Commercial & Professional Services — 3.4%
	Professional Services — 3.4%
[a]	CACI International, Inc. Class A	103,000	35,106,520
			35,106,520
	Consumer Discretionary Distribution & Retail — 6.0%
	Broadline Retail — 2.4%
[a]	Alibaba Group Holding Ltd. Sponsored ADR	271,331	22,615,439
	JD.com, Inc. Class A	155,539	2,628,045
	Specialty Retail — 3.6%
	TJX Companies, Inc.	434,961	36,880,343
			62,123,827
	Consumer Durables & Apparel — 1.1%
	Household Durables — 1.1%
	Barratt Developments plc	2,105,444	11,056,628
			11,056,628
	Consumer Services — 4.9%
	Hotels, Restaurants & Leisure — 4.9%
[a]	Booking Holdings, Inc.	8,261	22,307,426
[a]	Galaxy Entertainment Group Ltd.	4,537,928	28,781,907
			51,089,333
	Consumer Staples Distribution & Retail — 1.8%
	Consumer Staples Distribution & Retail — 1.8%
	Tesco plc	6,007,355	18,951,273
			18,951,273
	Energy — 12.0%
	Oil, Gas & Consumable Fuels — 12.0%
	Reliance Industries Ltd.	1,401,727	43,628,270
	Shell plc	954,694	28,747,434
	TotalEnergies SE	913,210	52,365,815
			124,741,519
	Financial Services — 6.2%
	Capital Markets — 3.9%
	Charles Schwab Corp.	722,760	40,966,037
	Consumer Finance — 2.3%
	Capital One Financial Corp.	218,737	23,923,266
			64,889,303

SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Insurance — 2.5%
	Insurance — 2.5%
	NN Group NV	707,424	$ 26,176,530
			26,176,530
	Materials — 8.8%
	Chemicals — 2.5%
	OCI NV	1,095,849	26,271,524
	Metals & Mining — 6.3%
	First Quantum Minerals Ltd.	675,042	15,969,667
	Freeport-McMoRan, Inc.	586,699	23,467,960
	Mineral Resources Ltd.	549,665	26,154,769
			91,863,920
	Media & Entertainment — 13.1%
	Interactive Media & Services — 13.1%
[a]	Alphabet, Inc. Class A	377,440	45,179,568
[a]	Meta Platforms, Inc. Class A	229,258	65,792,461
	Tencent Holdings Ltd.	601,313	25,446,068
			136,418,097
	Pharmaceuticals, Biotechnology & Life Sciences — 4.0%
	Pharmaceuticals — 4.0%
	Pfizer, Inc.	571,041	20,945,784
	Roche Holding AG	68,837	21,034,489
			41,980,273
	Semiconductors & Semiconductor Equipment — 4.4%
	Semiconductors & Semiconductor Equipment — 4.4%
[a]	Qorvo, Inc.	204,746	20,890,234
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,373,114	25,394,971
			46,285,205
	Software & Services — 2.9%
	Software — 2.9%
	SAP SE	225,215	30,753,741
			30,753,741
	Technology Hardware & Equipment — 4.2%
	Technology Hardware, Storage & Peripherals — 4.2%
	Samsung Electronics Co. Ltd.	789,839	43,278,849
			43,278,849
	Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.6%
[a]	Converge Information and Communications Technology Solutions, Inc.	33,263,215	6,580,391
	Deutsche Telekom AG	936,400	20,411,477
			26,991,868
	Total Common Stock (Cost $731,360,996)		1,018,909,292
	Short-Term Investments — 2.5%
[b]	Thornburg Capital Management Fund	2,578,016	25,780,161
	Total Short-Term Investments (Cost $25,780,161)		25,780,161
	Total Investments — 100.4% (Cost $757,141,157)		$1,044,689,453
	Liabilities Net of Other Assets — (0.4)%		(3,674,393)
	Net Assets — 100.0%		$1,041,015,060

SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	June 30, 2023 (Unaudited)

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2023
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	18,359,600	7/17/2023	23,318,505	$ —	$ (271,057)
Euro	SSB	Sell	50,600,850	8/22/2023	55,346,195	—	(589,497)
Euro	BBH	Sell	50,600,850	8/22/2023	55,346,195	51,109	—

Total						$51,109	$(860,554)

Net unrealized appreciation (depreciation)							$(809,445)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Global Opportunities Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Global Opportunities Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	June 30, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/23	Dividend Income
Thornburg Capital Mgmt. Fund	$67,253,606	$181,832,637	$(223,306,082)	$-	$-	$25,780,161	$1,283,360